Condensed Consolidated Balance Sheets (Current Period Unaudited) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Current Assets:
Cash and cash equivalents	$ 12,842	$ 19,552
Accounts receivable	23,786	7,722
Subscription receivable	0	3,596
Prepaid expenses	1,062	2,254
Inventory	217	121
Deposits	50	50
Total current assets	37,957	33,295
Oil and natural gas properties, using the successful efforts method of accounting:
Proved properties	497,938	367,372
Unproved properties	114,435	152,741
Accumulated depletion, depreciation and amortization	(47,200)	(17,477)
Total oil and natural gas properties, net	565,173	502,636
Other property and equipment, net	1,057	1,092
Other noncurrent assets	236	907
Total assets	604,423	537,930
Current liabilities:
Accounts payable - trade	18,018	7,581
Accrued liabilities	20,727	12,374
Derivatives	12,558	0
Other current liabilities	3,037	2,480
Total current liabilities	54,340	22,435
Noncurrent liabilities:
Long-term debt, net	11,918	0
Deferred income taxes	41,432	38,898
Asset retirement obligations	2,965	2,293
Other	26	78
Commitments and contingencies (Note 10)
Stockholders' equity:
Preferred stock, $0.0001 par value, 10,000,000 shares authorized, none issued and outstanding at June 30, 2021 and December 31, 2020	0	0
Common stock, $0.0001 par value, 600,000,000 shares authorized, 92,728,781 and 91,967,565 shares issued and outstanding at June 30, 2021 and December 31, 2020, respectively	9	9
Additional paid-in capital	590,455	581,426
Accumulated deficit	96,722	107,209
Total stockholders' equity	493,742	474,226
Total liabilities and stockholders' equity	$ 604,423	$ 537,930